SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (414,003)	$ (343,244)
Property and equipment, net	76,470	183,386
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	89,170	63,289
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,420	202,487
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,365	26,110
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 350,518	$ 234,744